                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)              DESCRIPTION              COUPON    MATURITY       VALUE
-------   --------------------------------   -------   --------   ------------
          MUNICIPAL BONDS 194.2%
          CALIFORNIA 189.1%
$ 2,000   Abag Fin Auth For Nonprofit Corp
             CA Insd Rev Ctf Lincoln Glen
             Manor Sr Citizens (CA MTG
             Insd)                             6.100%  02/15/25   $  2,014,780
  1,205   Alameda Cnty, CA Wtr Dist Rev
             Rfdg (MBIA Insd)                  4.750   06/01/20      1,208,591
  2,000   Aliso Viejo, CA Cmnty Fac Dist
             Spl Tax No 2005-01 Glenwood
             at Aliso                          6.000   09/01/38      1,963,000
  1,000   Allan Hancock CA Jt Cmnty
             College Dist Election 2006,
             Ser A (FSA Insd)                  4.375   08/01/31        915,910
  3,540   Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Pub Impt Proj,
             Ser C (FSA Insd)                      *   09/01/32        920,896
  4,250   Anaheim, CA Redev Agy Tax
             Alloc Rfdg Merged Redev Proj
             Area, Ser A (FSA Insd) (a)        5.000   02/01/31      4,302,556
  4,120   Apple Valley, CA Redev Agy Tax
             Alloc Proj Area No 2 (AMBAC
             Insd)                             5.000   06/01/37      3,938,102
  2,790   Banning, CA Cmnty Redev Agy
             Tax Alloc Merged Downtown
             (Radian Insd)                     5.000   08/01/23      2,568,418
  2,510   Bay Area Govt Assn CA Lease
             West Sacramento, Ser A (XLCA
             Insd) (b)                         5.000   09/01/24      2,504,403
  5,000   Bay Area Toll Auth CA Toll Brdg
             Rev San Francisco Bay Area,
             Ser A-1 (AMBAC Insd) (c)(d)       6.500   04/01/45      5,000,000

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
          CALIFORNIA (CONTINUED)
$ 3,000   Bay Area Toll Auth CA Toll Brdg
             Rev San Francisco Bay Area,
             Ser B-1 (AMBAC Insd) (c)(d)       7.000%  04/01/47   $  3,000,000
  1,000   Bay Area Toll Auth CA Toll Brdg
             Rev San Francisco Bay Area,
             Ser C (AMBAC Insd) (c)(d)         7.000   04/01/37      1,000,000
  1,055   Borrego, CA Wtr Dist Ctf Partn
             Wtr Sys Acquisition (b)           7.000   04/01/27      1,059,378
  1,510   Brea & Olinda, CA Uni Sch Dist
             Ctf Partn Rfdg, Ser A (FSA
             Insd) (b)                         5.500   08/01/20      1,611,804
  3,535   Brea, CA Redev Agy Tax Alloc
             Rfdg, Ser A (AMBAC Insd) (b)      5.500   08/01/20      3,750,564
    865   Burbank, CA Pub Fin Auth Rev
             Golden St Redev, Ser A
             (AMBAC Insd)                      5.250   12/01/23        882,655
  2,400   Byron Bethany Jt Pwrs Auth CA
             Lease Rev Wastewtr Enterprise
             Proj, Ser A                       5.625   08/01/39      2,138,544
  3,000   California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Los Angeles
             Cnty Sec (e)                    0/5.450   06/01/28      2,081,070
  2,000   California Cnty, CA Tob Sec Agy
             Tob Merced Cnty Rfdg, Ser A       5.125   06/01/38      1,510,880
  5,000   California Cnty, CA Tob Sec Agy
             Tob Merced Cnty Rfdg, Ser A       5.250   06/01/45      3,786,100
  2,000   California Ed Fac Auth Rev CA
             College Arts                      5.000   06/01/35      1,721,680
  1,000   California Ed Fac Auth Rev
             Pitzer College, Ser A             5.000   04/01/30        977,930

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
          CALIFORNIA (CONTINUED)
$ 1,445   California Ed Fac Auth Rev
             Pooled College & Univ, Ser B      5.250%  04/01/24   $  1,363,097
    170   California Ed Fac Auth Rev
             Pooled College & Univ, Ser B
             (Prerefunded @ 6/01/10)           6.625   06/01/20        184,283
    345   California Ed Fac Auth Rev
             Pooled College & Univ, Ser B
             (Prerefunded @ 6/01/10)           6.750   06/01/30        374,753
  1,500   California Ed Fac Auth Rev Univ
             of Redlands, Ser A                5.000   10/01/31      1,446,075
 10,000   California Hlth Fac Fin Auth Rev
             Sutter Hlth, Ser A (a)            5.000   11/15/42      9,407,450
  2,300   California Hsg Fin Agy Rev Home
             Mtg, Ser E (FGIC Insd) (AMT)      5.000   02/01/24      2,144,704
  8,480   California Hsg Fin Agy Rev Home
             Mtg, Ser G (AMT) (a)              4.950   08/01/23      7,963,118
 13,400   California Hsg Fin Agy Rev Home
             Mtg, Ser I (AMT) (a)              4.800   08/01/36     12,460,879
  7,000   California Hsg Fin Agy Rev Home
             Mtg, Ser I (AMT) (a)              4.875   08/01/41      6,558,833
  2,500   California Hsg Fin Agy Rev Home
             Mtg, Ser J (AMT)                  5.050   08/01/27      2,296,600
  5,150   California Hsg Fin Agy Rev Home
             Mtg, Ser M (AMT) (a)              4.700   08/01/36      4,819,715
  3,000   California Hsg Fin Agy Rev
             Multi-Family Hsg III, Ser A
             (MBIA Insd) (AMT)                 5.850   08/01/17      3,008,520
  3,755   California Hsg Fin Agy Rev,
             Ser B (AMT)                       5.000   02/01/28      3,398,801

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
          CALIFORNIA (CONTINUED)
$ 1,000   California Muni Fin Auth Ed High
             Tech High Chula Vista,
             Ser B (f)                         6.000%  07/01/28   $    970,020
  1,000   California Pollutn Ctl Fin Auth
             Pollutn Ctl Rev Gas & Elec
             Rfdg, Ser A (MBIA-IBC Insd)       5.900   06/01/14      1,104,980
  4,500   California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj, Ser B (AMT)        5.000   07/01/27      3,665,385
  2,500   California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj, Ser C (AMT)(d)     5.125   11/01/23      2,143,200
     25   California Rural Home Mtg Fin
             Auth Single Family Mtg Rev
             Mtg Bkd Sec Pgm, Ser B
             (GNMA Collateralized) (AMT)       6.150   06/01/20         25,704
     40   California Rural Home Mtg Fin
             Auth Single Family Mtg Rev
             Mtg Bkd Sec Pgm, Ser B
             (GNMA Collateralized) (AMT)       6.250   12/01/31         41,165
      5   California Rural Home Mtg Fin
             Auth Single Family Mtg Rev
             Mtg Bkd Sec Pgm, Ser C (GNMA
             Collateralized) (AMT)             7.500   08/01/27          5,107
     30   California Rural Home Mtg Fin
             Auth Single Family Mtg Rev,
             Ser C (GNMA Collateralized)
             (AMT)                             7.800   02/01/28         30,673
  1,060   California Spl Dist Assn Fin
             Corp Ctf Part Spl Dist Fin
             Pgm, Ser KK (FSA Insd) (b)        5.800   11/01/29      1,099,114
  2,110   California Spl Dist Fin Pgm, Ser
             00 (MBIA Insd) (b)                5.250   12/01/26      2,146,144

          CALIFORNIA (CONTINUED)
$ 2,000   California St (CIFG Insd)            5.000%  10/01/22   $  2,038,240
  1,000   California St (MBIA-IBC Insd)(b)     5.000   02/01/26      1,006,150
  9,000   California St Dept Vet Affairs
             Home Pur Rev, Ser A (AMT) (a)     4.950   12/01/37      8,434,914
  3,000   California St Dept Vet Affairs
             Home Pur Rev, Ser B (AMT)         5.150   12/01/27      2,812,620
  1,000   California St Pub Wks Brd Dept
             Corrections, Ser C                5.500   06/01/23      1,038,240
 10,000   California St Univ Rev Syswide,
             Ser D (FSA Insd) (a)              4.500   11/01/37      9,156,045
    960   California St Vet, Ser BJ (AMT)      5.700   12/01/32        959,971
 10,650   California St Vet, Ser CD
             (AMT) (a)                         4.600   12/01/32      9,761,374
  2,500   California Statewide Cmnty Dev
             Auth CHF Irvine LLC UCI East
             Campus                            5.750   05/15/32      2,435,000
  2,230   California Statewide Cmnty Dev
             Auth CHF Irvine LLC UCI East
             Rfdg                              5.000   05/15/38      1,912,426
  1,250   California Statewide Cmnty Dev
             Auth Rev CA Baptist Univ,
             Ser A                             5.500   11/01/38      1,090,512
 12,000   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth, Ser A (a)                   5.000   07/01/39     10,366,200
  3,000   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth, Ser A                       5.250   07/01/30      2,779,110
  1,500   California Statewide Cmnty Dev
             Auth Rev Front Porch Cmnty &
             Svc, Ser A (f)                    5.125   04/01/37      1,292,115
  1,000   California Statewide Cmnty Dev
             Auth Rev Windrush Sch             5.500   07/01/37        858,190

          CALIFORNIA (CONTINUED)
$ 1,000   California Statewide Cmnty Dev
             Auth Spl Tax Cmnty Fac Dist
             2007-1 Orinda                     6.000%  09/01/29   $    959,010
  1,325   California Statewide Cmnty Dev
             Auth Wtr & Wastewtr Rev
             Pooled Fin Pgm, Ser B (FSA
             Insd)                             5.250   10/01/23      1,381,750
  1,280   California Statewide Cmnty Dev
             Auth Wtr Rev Pooled Fin Pgm,
             Ser C (FSA Insd)                  5.250   10/01/28      1,306,586
    260   Carlsbad, CA Spl Tax Escrow
             Cmnty Fac 3 Impt Area 2           6.050   09/01/28        246,823
    845   Carlsbad, CA Spl Tax Escrow
             Cmnty Fac 3 Impt Area 2           6.150   09/01/38        805,547
  2,000   Carson, CA Redev Agy Tax Alloc
             Rfdg, Ser A (MBIA Insd)           5.000   10/01/23      2,052,120
  1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/27        366,817
  1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/28        343,782
  1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/30        303,203
  1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/31        284,216

          CALIFORNIA (CONTINUED)
$ 1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/32   $    268,765
  1,085   Cathedral City, CA Pub Fin Auth
             Rev Cap Apprec, Ser A (MBIA
             Insd) (b)                             *   08/01/33        251,742
  2,000   Central Vly Fin Auth CA
             Cogeneration Proj Rev Carson
             Ice Gen Proj Rfdg (MBIA Insd)     5.000%  07/01/17      2,023,340
    220   Cerritos, CA Cmnty College Dist
             Election 2004, Ser A (MBIA
             Insd) (b)                         5.000   08/01/27        222,728
  2,500   Chaffey, CA Uni High Sch Dist,
             Ser C (FSA Insd)                  5.000   05/01/27      2,530,350
  3,000   Chaffey Cmnty College Dist CA
             Election 2002, Ser C (MBIA
             Insd)                             5.000   06/01/32      3,021,090
  1,700   Chino Vly Uni Sch Dist CA Ctf
             Partn Rfdg, Ser A (FSA Insd)      5.375   09/01/20      1,808,494
  2,000   Chula Vista, CA Cmnty Fac Dist
             Spl Tax No 01-1 Impt Area San
             Miguel, Ser B                     5.350   09/01/26      1,823,680
  2,000   Chula Vista, CA Indl Dev Rev San
             Diego Gas, Ser A                  5.300   07/01/21      1,988,820
  1,540   Chula Vista, CA Redev Agy Tax
             Alloc Sub Bayfront Rfdg, Ser B    5.250   10/01/27      1,351,258
  1,605   Coachella, CA Fin Auth Tax Alloc
             Rev Redev Proj 4 Rfdg, Ser B
             (XLCA Insd)                       5.250   09/01/34      1,560,509
  1,000   Coachella, CA Redev Agy Tax
             Alloc Proj Area No 3 Rfdg         5.875   12/01/28        945,530
  2,900   Colton, CA Jt Uni Sch Dist, Ser A
             (FGIC Insd)                       5.500   08/01/22      3,075,015

          CALIFORNIA (CONTINUED)
$ 2,000   Colton, CA Redev Agy Tax Alloc
             Mt Vernon Corridor Redev Proj     6.300%  09/01/36   $  2,005,900
  1,600   Commerce, CA Jt Pwr Fin Auth
             Lease Rev Cmnty Ctr Proj
             (XLCA Insd)                       5.000   10/01/29      1,504,368
  2,000   Commerce, CA Jt Pwr Fin Auth
             Lease Rev Cmnty Ctr Proj
             (XLCA Insd)                       5.000   10/01/34      1,875,160
  1,525   Crescenta Vly, CA Wtr Dist Rev
             Ctf Partn Wtr Sys Impt Proj
             (FSA Insd)                        4.375   06/01/37      1,338,843
  2,000   Daly City, CA Hsg Dev Fin Agy
             Mobile Home Pk Rev Third Tier
             Franciscan Rfdg, Ser C            6.500   12/15/47      1,753,420
  2,000   Desert Hot Springs, CA Redev
             Agy Tax Alloc Merged Proj,
             Ser A-2                           5.750   09/01/38      1,991,380
  1,235   Duarte, CA Multi-Family Rev Hsg
             Heritage Pk Apt, Ser A (FNMA
             Collateralized) (AMT)             5.850   05/01/30      1,231,863
  1,280   El Cerrito, CA Redev Agy Tax
             Alloc Redev Proj Area Rfdg, Ser
             B (MBIA Insd) (AMT) (b)           5.250   07/01/15      1,350,630
  1,220   Emeryville, CA Pub Fin Auth Rev
             Assmt Dist Refin                  5.900   09/02/21      1,214,986
  1,000   Emeryville, CA Pub Fin Auth Rev
             Shellmound Pk Redev & Hsg
             Proj, Ser B (MBIA Insd)           5.000   09/01/19      1,011,710
  1,000   Fairfield, CA Cmnty Fac Dist Spl
             Tax No 2007-1 Fairfield
             Commons                           6.875   09/01/38        993,880

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
          CALIFORNIA (CONTINUED)
$ 2,000   Fairfield, CA Ctf Partn Wtr,
             Ser A (MBIA-IBC Insd)             5.000%  04/01/42   $  1,944,020
  5,155   Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc, Ser A
             (MBIA Insd)                       5.000   09/01/33      4,948,439
  3,000   Folsom, CA Pub Fin Auth Spl Tax
             Rev, Ser A (AMBAC Insd)           5.000   09/01/28      2,889,450
  3,000   Folsom, CA Spl Tax Cmnty Fac
             Dist No 2 Rfdg (Connie Lee
             Insd)                             5.250   12/01/19      3,054,630
  1,000   Fontana, CA Redev Agy Tax Alloc
             Southwest Indl Park Proj
             (MBIA Insd)                       5.000   09/01/22      1,004,250
  1,950   Fontana, CA Redev Agy Tax Alloc
             Southwest Indl Park Proj
             (MBIA Insd)                       5.200   09/01/30      1,953,373
  5,000   Fontana, CA Uni Sch Dist Ctf
             Partn Fin Proj (FSA Insd)         4.500   09/01/35      4,534,050
  2,950   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev (g)                       *   01/01/27      1,179,528
 10,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg           *   01/15/25      3,487,500
 15,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg           *   01/15/26      4,865,550
 11,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg           *   01/15/30      2,728,220
  5,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg           *   01/15/31      1,149,500
  5,500   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Conv Cap Apprec
             Rfdg (e)                        0/5.875   01/15/27      5,073,970

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
          CALIFORNIA (CONTINUED)
$ 1,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Rfdg                  5.750%  01/15/40   $    982,130
  1,000   Galt Schs Jt Pwrs Auth CA Rev
             High Sch & Elem Sch Rfdg, Ser
             A (MBIA Insd)                     5.750   11/01/16      1,017,950
  2,015   Garden Grove, CA Agy Cmnty Dev
             Sub Nt ((Acquired 5/27/08,
             Cost $1,755,166)) (b)(h)          6.000   10/01/27      1,745,796
  1,115   Garden Grove, CA Pub Fin Auth
             Rev Ctf Partn Wtr Svc Cap
             Impt Pgm (FSA Insd)               5.000   12/15/23      1,140,567
  2,500   Glendale, CA Uni Sch Dist, Ser C
             (FSA Insd)                        5.500   09/01/19      2,602,700
  2,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Asset Bkd Sr,
             Ser A-1 (a)                       5.125   06/01/47      1,642,620
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Asset Bkd Sr,
             Ser A-1 (a)                       5.750   06/01/47      4,106,550
  2,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Asset Bkd Sr,
             Ser A-1                           5.750   06/01/47      1,642,600
  5,000   Hawthorne, CA Spl Tax Cmnty
             Fac Dist No 2006-1 (a)            4.600   09/01/21      4,140,050
  3,000   Imperial Irr Dist CA Ctf Partn
             Elec Sys Proj (FSA Insd)          5.250   11/01/23      3,096,870
    250   Independent Cities, CA Lease Fin
             Auth Mobile Home Pk Rev
             Westlake Mobile Home Pk Rfdg,
             Ser A                             4.500   10/15/37        196,310
  3,000   Indio, CA Redev Agy Tax Alloc
             Sub Merged Proj Area, Ser A       5.625   08/15/35      3,019,350
  3,435   Irvine, CA Pub Fac &
             Infrastructure Auth Assmt
             Rev, Ser B (AMBAC Insd) (b)       5.000   09/02/22      3,497,036

          CALIFORNIA (CONTINUED)
$ 1,410   Jurupa, CA Cmnty Svc Dist Spl
             Tax Cmnty Fac Dist No 21,
             Ser A                             5.000%  09/01/26   $  1,239,334
  1,000   Jurupa, CA Cmnty Svc Dist Spl
             Tax Cmnty Fac Dist No 24,
             Ser A                             6.375   09/01/27        984,760
  1,325   Jurupa, CA Cmnty Svc Dist Spl
             Tax Cmnty Fac Dist No 24,
             Ser A                             6.625   09/01/38      1,316,016
    800   Kern, CA Cmnty College Sch Fac
             Impt Dist Mammoth Campus/Kern
             Cmnty, Ser A (AMBAC Insd) (b)     5.000   08/01/19        818,928
  1,000   La Quinta, CA Fin Auth Loc, Ser
             A (AMBAC Insd)                    5.250   09/01/24      1,029,300
  1,420   La Quinta, CA Redev Agy Tax
             Alloc Redev Proj Area No 1
             (AMBAC Insd)                      5.000   09/01/22      1,450,544
  1,500   La Quinta, CA Redev Agy Tax
             Redev Proj Area No 1 (AMBAC
             Insd)                             5.125   09/01/32      1,486,620
  1,000   Laguna Hills, CA Ctf Partn Cmnty
             Ctr Proj (MBIA Insd)              5.000   12/01/18      1,039,750
  1,000   Lathrop, CA Impt Bd Act 1915
             Mossdale Vlg Assmt Dist 03-1      5.000   09/02/25        863,690
  2,000   Lemon Grove, CA Cmnty Dev Agy
             Tax Alloc Redev Proj Area
             (AMBAC Insd)                      4.500   08/01/37      1,724,680
  1,000   Loma Linda, CA Redev Agy Tax
             Loma Linda Redev Proj Rfdg
             (MBIA Insd)                       5.125   07/01/30        959,910

          CALIFORNIA (CONTINUED)
$   145   Long Beach, CA Bd Fin Auth Tax
             Alloc Rev North Long Beach
             Redev Proj, Ser A (AMBAC
             Insd)                             5.375%  08/01/21   $    152,412
  3,555   Long Beach, CA Hbr Rev, Ser A
             (FGIC Insd) (AMT)                 5.250   05/15/18      3,579,316
  2,000   Long Beach, CA Spl Tax Long
             Beach Towne Ctr (b)               5.750   10/01/25      1,966,640
  2,000   Los Angeles, CA Cmnty Redev
             Agy Cmnty Redev Fin Auth Rev
             Bunker Hill Proj, Ser A (FSA
             Insd)                             5.000   12/01/27      1,982,740
  2,215   Los Angeles, CA Cmnty Redev
             Agy Multi-Family Hsg Rev
             Grand Cent Square Rfdg, Ser B
             (AMBAC Insd) (AMT)                4.750   12/01/26      1,938,524
  1,900   Los Angeles, CA Ctf Partn            5.700   02/01/18      1,907,163
  1,000   Los Angeles, CA Ctf Partn Dept
             Pub Social Svc, Ser A (AMBAC
             Insd)                             5.500   08/01/31      1,012,110
  3,000   Los Angeles, CA Ctf Partn Sr
             Sonnenblick Del Rio W L A
             (AMBAC Insd)                      6.000   11/01/19      3,204,330
  2,000   Los Angeles, CA Dept Wtr & Pwr
             Sys, Ser C (MBIA Insd)            5.000   07/01/26      2,037,840
  2,000   Los Angeles Cnty, CA Metro Tran
             Auth Sales Tax Rev Prop A First
             Tier Sr Rfdg, Ser C (AMBAC
             Insd)                             5.000   07/01/23      2,017,720
  1,200   Los Angeles Cnty, CA Sch
             Regionalized Business Svc Ctf
             Partn Cap Apprec Pooled Fin,
             Ser A (AMBAC Insd)                    *   08/01/26        456,672

          CALIFORNIA (CONTINUED)
$ 1,250   Los Angeles Cnty, CA Sch
             Regionalized Business Svc Ctf
             Partn Cap Apprec Pooled Fin,
             Ser A (FSA Insd)                  5.000%  09/01/28   $  1,260,550
  1,190   Lynwood, CA Util Auth Enterp Rev
             (FSA Insd) (b)                    5.000   06/01/25      1,210,349
    700   Maywood, CA Cmnty Dev Commn
             Tax Alloc Merged Maywood
             Redev Proj Area (Radian Insd)     4.500   08/01/27        586,810
  2,000   Mendocino Cnty, CA Ctf Partn
             Cnty Pub Fac Corp (MBIA
             Insd)                             5.250   06/01/30      1,979,340
  3,400   Metropolitan Wtr Dist Southn CA
             Auth, Ser B-2 (FGIC Insd)         5.000   10/01/26      3,450,762
  2,000   Montclair, CA Redev Agy Mobile
             Home Pk Rev Hacienda Mobile
             Home Pk Proj                      6.000   11/15/22      2,005,480
  2,325   Morongo Band of Mission Indians
             CA Enterprise Rev Indians
             Enterprise Casino, Ser B (f)      5.500   03/01/18      2,267,968
  2,175   Morongo Band Of Mission Indians
             CA Enterprise Rev Indians
             Enterprise Casino, Ser B (f)      6.500   03/01/28      2,105,465
  3,180   Mount Diablo, CA Uni Sch Dist
             (FSA Insd) (a)                    5.000   08/01/26      3,219,324
  1,730   National City, CA Cmnty Dev
             Commn Tax Alloc National City
             Redev Proj, Ser A (AMBAC
             Insd) (b)                         5.500   08/01/32      1,750,241
  1,670   National City, CA Cmnty Dev
             Commn Tax Alloc Redev Proj
             Rfdg, Ser B (AMBAC Insd) (b)      5.000   08/01/25      1,653,033

          CALIFORNIA (CONTINUED)
$ 1,000   National City, CA Cmnty Dev
             Commn Tax Alloc Redev Proj
             Rfdg, Ser B (AMBAC Insd)          5.250%  08/01/32   $    997,290
  2,000   Needles, CA Pub Util Auth Util
             Sys Acquisition Proj, Ser A       6.500   02/01/22      2,004,800
  1,500   Norco, CA Spl Tax Cmnty Fac
             Dist No 97-1 Rfdg (AGL Insd)      4.875   10/01/30      1,421,085
    970   Oceanside, CA Cmnty Fac No
             2001-1 Morro Hills Dev            5.500   09/01/34        857,121
  3,000   Oxnard, CA Harbor Dist Rev, Ser
             B                                 6.000   08/01/24      3,174,870
  1,000   Oxnard, CA Uni High Sch Dist
             Rfdg, Ser A (MBIA Insd)           6.200   08/01/30      1,073,040
  1,965   Pacifica, CA Wastewtr Rev Rfdg
             (AMBAC Insd) (b)                  5.250   10/01/22      2,050,988
  1,230   Palm Desert, CA Fin Auth Tax
             Alloc Rev Proj Area No 2
             Rfdg, Ser A (MBIA Insd) (b)       5.000   08/01/21      1,261,697
    250   Palm Springs, CA Arpt Sub Palm
             Springs Intl Arpt Rfdg (AMT)      5.450   07/01/20        229,982
    485   Palm Springs, CA Arpt Sub Palm
             Springs Intl Arpt Rfdg (AMT)      5.550   07/01/28        410,072
    250   Palm Springs, CA Arpt Sub Palm
             Springs Intl Arpt Rfdg (AMT)      6.000   07/01/18        247,505
    250   Palm Springs, CA Arpt Sub Palm
             Springs Intl Arpt Rfdg (AMT)      6.400   07/01/23        235,987
    550   Palm Springs, CA Arpt Sub Palm
             Springs Intl Arpt Rfdg (AMT)      6.500   07/01/27        514,058
  2,000   Perris, CA Pub Fin Auth Loc Agy
             Rev Perris Vly Vistas IA 3,
             Ser B                             6.625   09/01/38      1,996,740
  4,350   Perris, CA Pub Fin Auth Rev Tax
             Alloc                             5.350   10/01/36      3,883,854

          CALIFORNIA (CONTINUED)
$ 1,040   Perris, CA Pub Fin Auth Rev Tax
             Alloc, Ser A (MBIA Insd) (b)      5.000%  10/01/24   $  1,057,025
  1,000   Perris, CA Pub Fin Auth Rev Tax
             Alloc, Ser A (MBIA Insd)          5.000   10/01/31        979,770
  1,000   Pico Rivera, CA Wtr Auth Rev
             Wtr Sys Proj, Ser A (MBIA
             Insd)                             5.500   05/01/19      1,088,150
  1,375   Pittsburg, CA Redev Agy Tax
             Alloc Los Medanos Cmnty Dev
             Proj (AMBAC Insd)                     *   08/01/26        495,619
  2,500   Port Oakland, CA Rfdg, Ser N
             (MBIA Insd) (AMT)                 5.000   11/01/22      2,367,950
  1,000   Poway, CA Redev Agy Tax Alloc
             Paguay Redev Proj, Ser A
             (MBIA Insd)                       5.000   06/15/33        984,550
  2,000   Rancho Cordova Cmnty Fac Dist
             CA Spl Tax No 2003-1 Sunridge
             Anatolia                          6.000   09/01/24      1,986,640
  1,000   Rancho Cucamonga, CA Redev
             Agy Tax Alloc Rancho Redev
             Proj (FSA Insd)                   5.250   09/01/20      1,036,570
  1,500   Rancho Mirage, CA Jt Pwr Fin
             Auth Rev Eisenhower Med Ctr,
             Ser A                             5.000   07/01/47      1,362,540
  1,220   Rancho Mirage, CA Redev Agy
             Tax Alloc Redev Plan 1984
             Proj, Ser A-1 (MBIA Insd)         5.000   04/01/26      1,229,260
  2,540   Rancho Mirage, CA Redev Agy
             Tax Alloc Redev Plan 1984
             Proj, Ser A-E (MBIA Insd)         5.250   04/01/33      2,551,557

          CALIFORNIA (CONTINUED)
$ 3,800   Redlands, CA Redev Agy Tax
             Alloc Redev Proj Rfdg, Ser A
             (MBIA Insd)                       4.750%  08/01/21   $  3,761,164
  4,000   Redwood City, CA Sch Dist
             (FGIC Insd)                       5.000   07/15/23      4,070,200
  3,000   Redwood City, CA Sch Dist
             (FGIC Insd)                       5.000   07/15/27      2,956,590
  5,000   Riverside, CA Cmnty College
             Dist Election 2004, Ser C
             (MBIA Insd) (a)                   5.000   08/01/32      5,061,831
 14,750   Riverside, CA Elec Rev Issue D
             (FSA Insd) (a)                    5.000   10/01/33     14,913,246
  1,740   Riverside Cnty, CA Ctf Partn
             Historic Ct Hse Rfdg, Ser B
             (FGIC Insd) (b)                   5.000   11/01/25      1,759,906
  2,000   RNR Sch Fin Auth CA Spl Tax
             Cmnty Fac Dist No 92 1, Ser A
             (AMBAC Insd)                      5.000   09/01/36      1,938,320
  9,630   Rohnert Park, CA Cmnty Dev
             Commons Tax Alloc Rev Hsg
             Redev Proj, Ser H
             (FGIC Insd)                       4.375   08/01/37      8,382,145
  1,650   Roseville, CA Jt Uni High Sch
             Dist, Ser B (FGIC Insd)               *   06/01/20        921,806
  1,000   Roseville, CA Spl Tax
             Fountains Cmnty Fac
             Dist No 1                         6.125   09/01/38        943,130
    265   Sacramento, CA City Fin Auth
             Rev Cap Impt (AMBAC Insd)         5.000   12/01/33        260,866
  1,000   Sacramento, CA City Fin Auth
             Rev Tax Alloc, Ser A (FGIC
             Insd)                             5.000   12/01/34        922,970
  4,960   Sacramento, CA Muni Util Dist
             Elec Rev, Ser U (FSA Insd)(a)     5.000   08/15/24      5,068,574

          CALIFORNIA (CONTINUED)
$10,000   Sacramento, CA Muni Util Dist
             Elec Rev, Ser U (FSA Insd)
             (a)                               5.000%  08/15/26   $ 10,218,900
  1,500   Sacramento Cnty, CA Spl Tax
             Cmnty Fac Dist No 05-2, Ser A     6.000   09/01/37      1,416,450
  1,000   Salinas Vly, CA Solid Waste Auth
             Rev (AMBAC Insd) (AMT)            5.250   08/01/27        949,300
  2,000   Salinas Vly, CA Solid Waste Auth
             Rev (AMBAC Insd) (AMT)            5.250   08/01/31      1,870,880
  2,000   San Bernardino, CA Jt Pwr Fin
             Auth Ctf Partn (MBIA Insd)        5.500   09/01/20      2,096,980
    955   San Diego, CA Hsg Auth
             Multi-Family Hsg Rev Mtg Bkd
             Sec Pgm, Ser C (GNMA
             Collateralized) (AMT)             5.000   07/20/18        949,948
  1,000   San Diego, CA Pub Fac Fin Auth
             Swr Rev (FGIC Insd)               5.000   05/15/20      1,000,040
  2,500   San Diego, CA Redev Agy Centre
             City Redev Proj, Ser A            6.400   09/01/25      2,524,600
    840   San Dimas, CA Redev Agy Tax
             Alloc Creative Growth, Ser A
             (FSA Insd)                        5.000   09/01/16        858,270
  1,660   San Francisco, CA City & Cnty
             Arpt Commn Intl Arpt Rev Spl
             Fac Lease, Ser A (FSA Insd)
             (AMT)                             6.125   01/01/27      1,675,654
  2,000   San Francisco, CA City & Cnty
             Arpt Commn Intl Arpt Second
             Rfdg, Ser 27A (MBIA Insd)
             (AMT)                             5.250   05/01/26      1,913,040
  3,000   San Francisco, CA City & Cnty
             Arpt Commn Intl Arpt Second
             Rfdg, Ser 27A (MBIA Insd)
             (AMT)                             5.250   05/01/31      2,807,070

          CALIFORNIA (CONTINUED)
$ 1,000   San Joaquin Cnty, CA Pub Fac
             Fin Corp Rev Ctf Partn
             Wastewtr Conveyance Proj          6.000%  08/01/37   $    988,490
  2,000   Sanger, CA Uni Sch Dist Rfdg
             (MBIA Insd)                       5.600   08/01/23      2,104,820
  4,820   Santa Ana, CA Uni Sch Dist
             (MBIA Insd)                       5.375   08/01/27      4,961,612
  1,000   Santa Ana, CA Uni Sch Dist Ctf
             Partn Cap Apprec Fin Proj
             (FSA Insd)                            *   04/01/36        224,140
 10,000   Santa Clara Cnty, CA Fin Auth
             Lease Rev Rfdg Lease, Ser L
             (a)                               5.250   05/15/36     10,152,200
  1,500   Sierra View Loc Hlthcare Dist CA
             Rev                               5.250   07/01/32      1,393,920
  3,305   South Orange Cnty, CA Pub Fin
             Auth Reassmt Rev (FSA Insd)       5.800   09/02/18      3,453,428
  1,640   South Tahoe, CA Jt Pwr Fin Auth
             Rev Tahoe Redev Proj Area 1-A
             Rfdg (FSA Insd)                   5.000   10/01/29      1,651,136
  2,250   South Tahoe, CA Jt Pwr Fin
             Redev Proj Area No 1, Ser A
             (AMBAC Insd)                      5.000   10/01/28      2,174,940
  1,285   Southern CA Logistics Arpt Auth,
             Ser A (b)                         6.000   12/01/38      1,264,594
  5,000   Southern CA Pub Pwr Auth Pwr
             Proj Rev Multi-Proj               6.750   07/01/12      5,681,900
    865   Stanton, CA Multi-Family Rev Hsg
             Contl Garden Apts (FNMA
             Collateralized) (AMT) (d)         5.625   08/01/29        875,345
  2,745   State Center, CA Cmnty Election
             2002, Ser A (MBIA Insd)           5.500   08/01/28      2,841,267
  1,000   Stockton, CA Uni Sch Dist Ctf
             Partn Cap Proj (AMBAC Insd)       4.375   02/01/31        886,480

          CALIFORNIA (CONTINUED)
$ 1,000   Stockton, CA Uni Sch Dist Ctf
             Partn Cap Proj (AMBAC Insd)       4.500%  02/01/36   $    891,500
  1,530   Tejon Ranch, CA Pub Fac Fin
             Auth Cmnty Fac Dist No
             2000-1, Ser A                     5.625   09/01/37      1,393,907
  2,850   Temecula, CA Redev Agy Tax
             Alloc Rev Redev Proj 1, Ser A
             (MBIA Insd)                       4.500   08/01/38      2,548,584
  1,000   Temecula, CA Redev Agy Tax
             Alloc Rev Sub Lien Redev Proj
             No 1                              5.500   12/15/38        891,620
 10,000   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Bd,
             Ser A-1                           5.375   06/01/38      7,862,300
 10,800   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Bd,
             Ser A-1                           5.500   06/01/45      8,528,328
  4,000   Tobacco Sec Auth Southn CA
             Tob Settlement Sr, Ser A-1        5.000   06/01/37      2,970,880
  5,000   Tobacco Sec Auth Southn CA
             Tob Settlement Sr, Ser A-1
             (a)                               5.125   06/01/46      3,697,875
  8,000   Tobacco Sec Auth Southn CA
             Tob Settlement Sr, Ser A-1        5.125   06/01/46      5,916,480
  1,000   Turlock, CA Hlth Fac Rev Ctf
             Partn Emanuel Med Ctr, Ser A      5.125   10/15/31        869,660
  1,000   Turlock, CA Hlth Fac Rev Ctf
             Partn Emanuel Med Ctr, Ser B      5.125   10/15/37        840,380
 10,000   University of CA Regt Pooled
             Rev, Ser A (MBIA Insd) (a)        4.500   05/15/47      8,946,140
  3,710   University of CA Rev UCLA Med
             Ctr, Ser A (AMBAC Insd)
             (Prerefunded @ 5/15/12)           5.250   05/15/30      3,767,691
  2,200   Ventura Cnty, CA Cmnty College,
             Ser A (MBIA Insd)                 5.500   08/01/23      2,341,504
  2,520   Vista, CA Ctf Partn Cmnty Proj
             (MBIA Insd)                       5.000   05/01/37      2,452,363

          CALIFORNIA (CONTINUED)
$ 2,185   Vista, CA Uni Sch Dist Election
             2002, Ser C (FSA Insd) (a)        5.000%  08/01/28   $  2,212,020
  1,000   Vista, CA Uni Sch Dist, Ser A
             (FSA Insd)                        5.000   08/01/23      1,017,750
  2,000   Woodland, CA Fin Auth Lease
             Rev Cap Proj Rfdg (XLCA
             Insd)                             5.000   03/01/25      1,938,540
                                                                  ------------
                                                                   551,433,727
                                                                  ------------
          GUAM 0.1%
    385   Guam Govt, Ser A                     5.250   11/15/37        346,774
                                                                  ------------
          PUERTO RICO 3.9%
  5,000   Puerto Rico Comwlth Hwy & Trans
             Auth Hwy Rev, Ser Y (FSA
             Insd) (a)                         6.250   07/01/21      5,704,675
  1,780   Puerto Rico Elec Pwr Auth Rev,
             Ser TT (a)                        5.000   07/01/32      1,717,277
  4,000   Puerto Rico Elec Pwr Auth Rev,
             Ser TT (a)                        5.000   07/01/37      3,859,050
                                                                  ------------
                                                                    11,281,002
                                                                  ------------
          U.S. VIRGIN ISLANDS 1.1%
  3,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt, Ser A     6.375   10/01/19      3,162,899
                                                                  ------------
          TOTAL LONG-TERM INVESTMENTS 194.2%
             (Cost $599,884,148)                                   566,224,402
                                                                  ------------

TOTAL SHORT TERM INVESTMENTS 0.1%
   (Cost $300,000)                                                $     300,000
                                                                  -------------
TOTAL INVESTMENTS 194.3%
   (Cost $600,184,148)                                              566,524,402

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
   SECURITIES HELD (43.3%)
   (Cost ($126,410,000))
$(126,410) Notes with interest rates ranging from 2.190% to
      2.740% at July 31, 2008 and contractual maturities of
      collateral ranging from 2021 to 2047 (i)                     (126,410,000)
                                                                  -------------
TOTAL NET INVESTMENTS 151.0%
   (Cost $473,774,148)                                              440,114,402

OTHER ASSETS IS EXCESS OF LIABILITIES 3.9%                           11,464,249

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (54.9%)         (160,067,807)
                                                                  -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                     $ 291,510,844
                                                                  =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d)  Variable Rate Coupon

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)  Escrowed to Maturity

(h) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.

(i) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED) continued

AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CA MTG - California Mortgage Insurance
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008